Risk management (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 Fleet
Concentration Risk [Line Items]
Number Of Vessels In Operation	28		28
Number Of Charterers Employing Vessels | Fleet			24
Risk Management, Variable Interest Rate, Effect of Hundred Basis Point Increase on Interest Cost | $	$ 4.0	$ 4.6